PROVISION FOR INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefit	$ 0	$ 0
HKSAR [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate description	Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Estimated assessable profits description	Accordingly, the HKSAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.